Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Fixed Income Securities, Inc.
Entity Central Index Key	0000879569
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000177003
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	R6 Shares
Trading Symbol	STILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 589,130,809
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026757
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class A
Trading Symbol	STIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 589,130,809
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class C
Trading Symbol	SINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$87	1.70%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
AssetsNet	$ 589,130,809
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000026760
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class F
Trading Symbol	STFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 589,130,809
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000062222
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	STISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 589,130,809
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]